Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
New Accounting Pronouncements, Policy [Policy Text Block]

Recent Accounting Pronouncements:

There are no recent accounting pronouncements the adoption of which are expected to have a material effect on the Company’s unaudited interim consolidated condensed financial statements in the current period.